Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000130308 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,005,529	$ 1,270,196	$ 1,290,613	$ 1,520,475	$ 1,773,307	$ 2,462,775	$ 2,001,169	$ 2,279,172	$ 2,729,060	$ 3,173,400
C000000158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,047	12,680	12,875	15,155	17,662	24,513	19,899	22,639	27,080	31,459
C000000157 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		9,946	12,427	12,491	14,562	16,799	23,082	18,554	20,899	24,756	28,472
C000000155 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,424		9,443	11,887	12,035	14,134	16,429	22,745	18,423	20,911	24,965	28,942
MSCI World C000130308 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,011,800	1,242,187	1,256,596	1,416,058	1,477,798	2,075,125	1,691,642	1,868,926	2,498,380	3,049,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	$ 10,000		$ 10,118	$ 12,422	$ 12,566	$ 14,161	$ 14,778	$ 20,751	$ 16,916	$ 18,689	$ 24,984	$ 30,490